Document and Entity Information	May 04, 2023
Cover [Abstract]
Entity Registrant Name	HOLLY ENERGY PARTNERS LP
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001283140
Document Type	8-K
Document Period End Date	May 04, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-32225
Entity Tax Identification Number	20-0833098
Entity Address, Address Line One	2828 N. Harwood St.
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	871-3555
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Limited Partner Units
Trading Symbol	HEP
Entity Emerging Growth Company	false